Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 6,095,812	$ 4,825,342
Less: accumulated depreciation	(838,998)	(230,238)
Property, plant and equipment, net	5,256,814	4,595,104
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	5,150,077	4,416,120
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	412,837	85,732
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	349,849	323,490
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 183,048